Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 779,636	$ 734,109
Allowance for expected credit losses	(326,813)	(13,864)
Accounts receivable, net	$ 452,823	$ 720,245